Events after the reporting period	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
44. Events after the reporting period
The Group plans to acquire ￦520,000 million of treasury shares by May 5, 2025, and retire the treasury shares, pursuant to board resolutions dated February 5, 2025.